PROVISIONS, COMMITMENTS AND CONTINGENCIES - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jun. 28, 2024 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 159
Charged/(credited) to profit or loss:
Acquisition of CCBPI	45
Additional provisions recognised	85
Unused amounts reversed	(7)
Utilised during the period	(39)
Ending balance	243
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	116
Charged/(credited) to profit or loss:
Acquisition of CCBPI	3
Additional provisions recognised	80
Unused amounts reversed	(3)
Utilised during the period	(36)
Ending balance	160
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	43
Charged/(credited) to profit or loss:
Acquisition of CCBPI	42
Additional provisions recognised	5
Unused amounts reversed	(4)
Utilised during the period	(3)
Ending balance	€ 83